Shareholders’ Equity (Deficit)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity (Deficit) [Abstract]
Shareholders’ equity (deficit)

11. Shareholders’ equity (deficit)

On November 13, 2023, the Company issued a total of 5,189,500 Class A ordinary shares, being the maximum aggregate number of shares which may be issued under the 2022 Share Incentive Plan (see Note 12) of the Company, to Nanoeco Ltd (“Nanoeco”), a British Virgin Islands limited liability company wholly owned by Kastle Limited, who has been designated as the nominee holder for the 5,189,500 Class A ordinary shares, which serves as the ESOP platform. During the six months ended June 30, 2024, a total of 81,853 options were exercised by employees at exercise price of US$ 0.0002 per share and the shares were transferred to the employees from the ESOP platform.

On January 25, 2024, the shareholders of the Company approved a 2-for-1 reverse stock split (the “reverse stock split”). After such reverse stock split, the authorized share capital of the Company were divided into 250,000,000 ordinary shares with par value of US$0.0002 each, comprising of :1) 121,410,923 Class A ordinary shares with par value of $0.0002 each, 2) 28,589,078 Class B ordinary shares with par value of $0.0002 each, and 3) 99,999,999 shares of a par value of US$0.0002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The reverse stock split was effective on January 31, 2024. All information related to the Company’s ordinary shares, restricted stock units and stock options, as well as all per share data included in these unaudited financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split for all periods presented.

On April 11, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement) with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of $1.15 per share and warrants to purchase Class A ordinary shares at an exercise price of $1.26 per share. The warrants were exercisable immediately upon closing and have a term of exercise equal to five years. The Company issued an aggregate of 4,347,825 Class A ordinary shares and warrants to purchase 6,521,737 shares of Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of approximately US$5.0 million. The Company received all the net proceeds of approximately US$4.3 million (approximately RMB30.6 million) after deducting placement agent’s fees and other offering expenses by April 16, 2024.

As of December 31, 2023 and June 30, 2024, 4,684,943 and 4,603,090 Class A ordinary shares held by the ESOP platform are considered issued but not outstanding. As of December 31, 2023 and June 30, 2024, there were a total of 70,516,380 and 74,864,205 Class A and Class B ordinary shares issued, 65,831,437 and 70,261,115 Class A and Class B ordinary shares outstanding, respectively.